Operating Leases - Schedule of Maturities of the Operating Entity’s Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of the Operating Entity’s Lease Liabilities [Abstract]
2026	$ 157,060
2027	45,495
2028
2029
2030
Total lease payments	202,555
Less: Imputed interest/present value discount	6,564
Present value of lease liabilities	$ 195,991	$ 165,699	$ 258,908